Schedule of Investments (unaudited) October 31, 2019	iShares® Evolved U.S. Technology ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Advertising — 0.3%
Interpublic Group of Companies Inc. (The)	644	$14,007
Omnicom Group Inc.	319	24,623
Trade Desk Inc. (The), Class A(a)	91	18,273

		56,903

Aerospace & Defense — 0.1%
Raytheon Co.	66	14,006

Banks — 0.3%
JPMorgan Chase & Co.	440	54,965

Commercial Services — 4.6%
2U Inc.(a)	77	1,380
Automatic Data Processing Inc.	690	111,939
Avalara Inc.(a)	144	10,224
Chegg Inc.(a)	294	9,014
CoreLogic Inc.(a)	99	4,008
CoStar Group Inc.(a)	44	24,179
Equifax Inc.	154	21,053
Euronet Worldwide Inc.(a)	55	7,704
FleetCor Technologies Inc.(a)	110	32,364
Gartner Inc.(a)	176	27,118
Global Payments Inc.	360	60,905
IHS Markit Ltd.(a)	496	34,730
Korn Ferry	88	3,229
LiveRamp Holdings Inc.(a)	52	2,033
ManpowerGroup Inc.	77	7,001
MarketAxess Holdings Inc.	33	12,163
Moody’s Corp.	143	31,559
Nielsen Holdings PLC	372	7,499
PayPal Holdings Inc.(a)	1,771	184,361
Robert Half International Inc.	121	6,930
S&P Global Inc.	264	68,109
Sabre Corp.	341	8,007
Square Inc., Class A(a)	593	36,428
TransUnion	264	21,812
Verisk Analytics Inc.	165	23,875
WEX Inc.(a)	44	8,324

		765,948

Computers — 15.4%
Accenture PLC, Class A	1,164	215,829
Apple Inc.	6,757	1,680,871
Cognizant Technology Solutions Corp., Class A	1,100	67,034
Conduent Inc.(a)	275	1,700
Dell Technologies Inc., Class C(a)	276	14,598
DXC Technology Co.	616	17,045
EPAM Systems Inc.(a)	88	15,484
Fortinet Inc.(a)(b)	352	28,709
Genpact Ltd.	253	9,910
Hewlett Packard Enterprise Co.	3,032	49,755
HP Inc.	2,134	37,068
International Business Machines Corp.	2,140	286,182
Lumentum Holdings Inc.(a)	66	4,136
NCR Corp.(a)	176	5,141
NetApp Inc.	660	36,881
NetScout Systems Inc.(a)	187	4,529
Nutanix Inc., Class A(a)	242	7,071
Pure Storage Inc., Class A(a)	242	4,709
Qualys Inc.(a)	88	7,509

Security	Shares	Value

Computers (continued)
Rapid7 Inc.(a)	147	$7,363
Seagate Technology PLC	396	22,980
Western Digital Corp.	528	27,271
Zscaler Inc.(a)(b)	210	9,236

		2,561,011

Distribution & Wholesale — 0.1%
Copart Inc.(a)	132	10,909
KAR Auction Services Inc.	99	2,461

		13,370

Diversified Financial Services — 6.7%
Alliance Data Systems Corp.	55	5,500
Cboe Global Markets Inc.	110	12,667
CME Group Inc.	374	76,950
Deluxe Corp.	77	3,991
Discover Financial Services	88	7,063
Interactive Brokers Group Inc., Class A	66	3,140
Intercontinental Exchange Inc.	638	60,176
Invesco Ltd.	244	4,104
Mastercard Inc., Class A	1,388	384,212
Nasdaq Inc.	121	12,072
SEI Investments Co.	132	7,909
TD Ameritrade Holding Corp.	231	8,866
Visa Inc., Class A	2,893	517,442
Western Union Co. (The)	429	10,751

		1,114,843

Electronics — 0.6%
Agilent Technologies Inc.	174	13,180
Arrow Electronics Inc.(a)	88	6,977
Avnet Inc.	165	6,527
Coherent Inc.(a)	22	3,276
Garmin Ltd.	100	9,375
Jabil Inc.	165	6,075
Keysight Technologies Inc.(a)	231	23,310
National Instruments Corp.	209	8,651
SYNNEX Corp.	44	5,181
Tech Data Corp.(a)	66	8,019
Trimble Inc.(a)	286	11,394

		101,965

Health Care – Services — 0.1%
IQVIA Holdings Inc.(a)	121	17,475

Insurance — 0.5%
Aon PLC	186	35,928
Marsh & McLennan Companies Inc.	297	30,775
Willis Towers Watson PLC	103	19,251

		85,954

Internet — 25.8%
Alphabet Inc., Class A(a)	599	754,021
Alphabet Inc., Class C, NVS(a)	608	766,147
Amazon.com Inc.(a)	621	1,103,306
Booking Holdings Inc.(a)	52	106,536
CDW Corp./DE	242	30,954
eBay Inc.	1,586	55,906
Etsy Inc.(a)	109	4,849
Expedia Group Inc.	143	19,542
F5 Networks Inc.(a)	143	20,603
Facebook Inc., Class A(a)	4,818	923,370
FireEye Inc.(a)	341	5,401
GoDaddy Inc., Class A(a)	253	16,453

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Evolved U.S. Technology ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Internet (continued)
GrubHub Inc.(a)	99	$3,372
IAC/InterActiveCorp.(a)	99	22,498
Match Group Inc.	121	8,832
MercadoLibre Inc.(a)	66	34,420
Netflix Inc.(a)	331	95,133
NortonLifeLock Inc.	1,089	24,916
Okta Inc.(a)	307	33,484
Palo Alto Networks Inc.(a)	220	50,026
Pinterest Inc., Class A(a)	234	5,883
Proofpoint Inc.(a)	121	13,960
Q2 Holdings Inc.(a)	108	7,721
RingCentral Inc., Class A(a)	121	19,544
Snap Inc., Class A, NVS(a)(b)	2,170	32,680
Stamps.com Inc.(a)	33	2,786
Twitter Inc.(a)	1,266	37,942
Uber Technologies Inc.(a)	409	12,884
VeriSign Inc.(a)	194	36,864
Yelp Inc.(a)	132	4,555
Zendesk Inc.(a)	187	13,212
Zillow Group Inc., Class C, NVS(a)	154	5,016

		4,272,816

Machinery — 0.2%
Cognex Corp.	220	11,328
Rockwell Automation Inc.	44	7,567
Roper Technologies Inc.	32	10,783

		29,678

Media — 0.1%
FactSet Research Systems Inc.	55	13,944

Office & Business Equipment — 0.2%
Xerox Holdings Corp.(a)	284	9,636
Zebra Technologies Corp., Class A(a)	88	20,933

		30,569

Real Estate — 0.0%
Jones Lang LaSalle Inc.	44	6,447

Real Estate Investment Trusts — 0.5%
Digital Realty Trust Inc.	206	26,170
Equinix Inc.	68	38,541
Iron Mountain Inc.	297	9,742

		74,453

Retail — 0.1%
Best Buy Co. Inc.	154	11,062

Semiconductors — 9.6%
Advanced Micro Devices Inc.(a)	2,103	71,355
Analog Devices Inc.	407	43,398
Applied Materials Inc.	1,042	56,539
Broadcom Inc.	569	166,632
Cypress Semiconductor Corp.	594	13,822
Intel Corp.	5,142	290,677
KLA Corp.	220	37,189
Lam Research Corp.	176	47,703
Marvell Technology Group Ltd.	1,440	35,121
Maxim Integrated Products Inc.	451	26,456
Microchip Technology Inc.	352	33,190
Micron Technology Inc.(a)	1,746	83,022
Monolithic Power Systems Inc.	66	9,895
NVIDIA Corp.	1,384	278,212
ON Semiconductor Corp.(a)	593	12,097

Security	Shares	Value

Semiconductors (continued)
Qorvo Inc.(a)	200	$16,172
QUALCOMM Inc.	1,702	136,909
Silicon Laboratories Inc.(a)	77	8,180
Skyworks Solutions Inc.	264	24,040
Teradyne Inc.	281	17,203
Texas Instruments Inc.	1,187	140,054
Xilinx Inc.	462	41,922

		1,589,788

Software — 30.7%
ACI Worldwide Inc.(a)	220	6,906
Activision Blizzard Inc.	781	43,759
Adobe Inc.(a)	1,078	299,609
Akamai Technologies Inc.(a)	330	28,545
Alteryx Inc., Class A(a)	166	15,189
ANSYS Inc.(a)	154	33,903
Aspen Technology Inc.(a)	110	12,662
Autodesk Inc.(a)	459	67,638
Black Knight Inc.(a)	154	9,887
Blackbaud Inc.	99	8,311
Box Inc., Class A(a)	297	5,025
Broadridge Financial Solutions Inc.	154	19,284
Cadence Design Systems Inc.(a)	539	35,224
CDK Global Inc.	209	10,563
CERENCE Inc.(a)	74	1,147
Cerner Corp.	319	21,411
Citrix Systems Inc.	308	33,529
Cloudera Inc.(a)	253	2,145
CommVault Systems Inc.(a)	99	4,917
Cornerstone OnDemand Inc.(a)	132	7,731
Coupa Software Inc.(a)	176	24,198
Electronic Arts Inc.(a)	407	39,235
Everbridge Inc.(a)	100	6,951
Fair Isaac Corp.(a)	55	16,722
Fidelity National Information Services Inc.	805	106,067
Fiserv Inc.(a)	1,037	110,067
Five9 Inc.(a)	163	9,048
Guidewire Software Inc.(a)	143	16,122
HubSpot Inc.(a)	77	11,943
Intuit Inc.	440	113,300
j2 Global Inc.	77	7,312
Jack Henry & Associates Inc.	132	18,686
Manhattan Associates Inc.(a)	143	10,718
Microsoft Corp.	18,483	2,649,908
MongoDB Inc.(a)(b)	108	13,799
MSCI Inc.	132	30,962
New Relic Inc.(a)	99	6,342
Nuance Communications Inc.(a)	594	9,694
Oracle Corp.	6,142	334,678
Paychex Inc.	504	42,155
Paycom Software Inc.(a)	99	20,941
Pegasystems Inc.	88	6,618
Progress Software Corp.	121	4,825
PROS Holdings Inc.(a)	124	6,354
PTC Inc.(a)	264	17,664
RealPage Inc.(a)	99	5,994
salesforce.com Inc.(a)	2,040	319,240
ServiceNow Inc.(a)	466	115,223
Slack Technologies Inc., Class A, NVS(a)(b)	559	12,298
Smartsheet Inc., Class A(a)	334	13,160
Splunk Inc.(a)	412	49,423

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Evolved U.S. Technology ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
SS&C Technologies Holdings Inc.	286	$14,875
Synopsys Inc.(a)	308	41,811
Take-Two Interactive Software Inc.(a)	160	19,256
Teradata Corp.(a)	264	7,902
Twilio Inc., Class A(a)(b)	305	29,451
Tyler Technologies Inc.(a)	66	17,722
Veeva Systems Inc., Class A(a)	242	34,323
Verint Systems Inc.(a)	132	5,991
VMware Inc., Class A	176	27,856
Workday Inc., Class A(a)	420	68,107
Zynga Inc., Class A(a)	1,199	7,398

		5,091,724

Telecommunications — 3.5%
Arista Networks Inc.(a)(b)	132	32,283
Ciena Corp.(a)	264	9,800
Cisco Systems Inc.	9,855	468,211
CommScope Holding Co. Inc.(a)(b)	176	1,971
Juniper Networks Inc.	781	19,385
LogMeIn Inc.	110	7,225
Motorola Solutions Inc.	176	29,272
Zayo Group Holdings Inc.(a)	187	6,384

		574,531

Transportation — 0.1%
Expeditors International of Washington Inc.	143	10,431
FedEx Corp.	55	8,396

		18,827

Total Common Stocks — 99.5% (Cost: $14,996,459)		16,500,279

Security	Shares	Value

Short-Term Investments

Money Market Funds — 1.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.00%(c)(d)(e)	160,708	$160,788
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.74%(c)(d)	92,000	92,000

		252,788

Total Short-Term Investments — 1.5% (Cost: $252,779)		252,788

Total Investments in Securities — 101.0% (Cost: $15,249,238)		16,753,067

Other Assets, Less Liabilities — (1.0)%		(159,697)

Net Assets — 100.0%		$16,593,370

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended October 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Net Activity	Shares Held at 10/31/19	Value at 10/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	149,562	11,146	160,708	$160,788	$564	(a)	$(113)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	188,000	(96,000)	92,000	92,000	674		—	—

				$252,788	$1,238		$(113)	$—

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Evolved U.S. Technology ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$16,500,279	$—	$—	$16,500,279
Money Market Funds	252,788	—	—	252,788

	$16,753,067	$—	$—	$16,753,067

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

4